Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($)				3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 02, 2020	Nov. 09, 2018	Apr. 05, 2016	Mar. 31, 2020	Nov. 03, 2017	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 16, 2016	Apr. 15, 2016
Common stock, par value (in USD per share)						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Issuance costs						$ 227,000	$ 0	$ 0	$ 45,000
Preferred stock tranche liability						$ 0		$ 4,956,000	$ 2,392,000
Series A Preferred Stock
Par value (in USD per share)						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Issuance costs			$ 68,000		$ 23,000
Series A-1 Preferred Stock
Par value (in USD per share)						0.0001	0.0001	0.0001	0.0001	$ 0.0001
Issuance costs					$ 7,000
Series B-1 Preferred Stock
Par value (in USD per share)		$ 0.0001				0.0001	0.0001	$ 0.0001	$ 0.0001
Issuance costs		$ 45,000							$ 45,000
Preferred stock tranche liability		$ 2,300,000							$ 2,349
Series C preferred stock
Par value (in USD per share)	$ 0.0001					$ 0.0001	$ 0.0001
Issuance costs	$ 200,000			$ 219,000